Accounts receivable	12 Months Ended
Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Financing Receivables [Text Block]
Note 3 – Accounts receivable

Accounts receivable consisted of the following:

	December 31,	December 31,
	2015	2014

Accounts receivable	$41,709,235	$43,875,479
Allowance for doubtful accounts	(1,224,364)	(307,710)

Accounts receivable, net	$40,484,871	$43,567,769

Approximately 30% of the accounts receivable balances (equivalent to approximately $12.4 million) as of December 31, 2015 have been collected by March 31, 2016.

An analysis of the allowance for doubtful accounts for the years ended December 31, 2015 and 2014 is as follows:

	Years ended December 31,
	2015	2014
Balance at beginning of year	$307,710	$1,659,281
Addition to doubtful accounts expense	1,033,782	191,578
Deduction – collection of doubtful accounts	(106,246)	(1,536,464)
Translation adjustments	(10,882)	(6,685)
Balance at end of year	$1,224,364	$307,710